Accounts Receivable and Others (Details) - Schedule of Allowance for Expected Credit Losses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning	R$ 3,613	R$ 1,778
Set-up of provision	65	2,177
Exchange variation	418	(245)
Write-off or reversal	(65)	(97)
Balance at ending	R$ 4,031	R$ 3,613